Other Reserves - Summary of Other Reserves (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021		Dec. 31, 2020		Dec. 31, 2019
Disclosure Of Other Reserves [Line Items]
Beginning balance	$ (1,658,642)	[1]	$ 1,337,832		$ 1,128,431
Shares issued - acquisition of a subsidiary	(18,514)		965		158,617
Share-based payment – equity-settled	221,113		218,688		123,224
Transaction with non-controlling interests					(101,311)
Ending balance	270,616		(1,658,642)	[1]	1,337,832
Other Reserves
Disclosure Of Other Reserves [Line Items]
Beginning balance	467,565		369,275		67,474
Shares issued - acquisition of a subsidiary	(11,613)		4,808		393,853
Movement in cash flow hedge reserve	(27,328)		15,937		(3,527)
(Gain) Loss transferred to the cost of inventory	2,066		(1,213)		142
Share-based payment – equity-settled	61,282		52,690		76,383
Remeasurement loss on severance plan			(24)		(58)
Share based payments - reverse vesting shares	(24,486)		26,092		(62,834)	[1]
Exercise of warrants					(747)
Transaction with non-controlling interests					(101,311)
Impairment loss on revaluation of investments					(100)
Non-controlling interest put option	(150,070)
Capital contribution from non-controlling interests	488,863
Acquisition of non-controlling interest	(11,613)
Other	(2,596)
Ending balance	59,520		467,565		369,275
Other Reserves | Farfetch China Holdings Ltd
Disclosure Of Other Reserves [Line Items]
Non-controlling interest put option	(744,163)
Warrant Reserve | Other Reserves
Disclosure Of Other Reserves [Line Items]
Beginning balance					747
Exercise of warrants					(747)
Changes in Ownership | Other Reserves
Disclosure Of Other Reserves [Line Items]
Beginning balance	(8,666)		(8,666)		(8,666)
Ending balance	(8,666)		(8,666)		(8,666)
Share-based payment arrangements [member] | Other Reserves
Disclosure Of Other Reserves [Line Items]
Beginning balance	165,127		86,345		72,796
Share-based payment – equity-settled	61,282		52,690		76,383
Share based payments - reverse vesting shares	(24,486)		26,092		(62,834)	[1]
Ending balance	201,923		165,127		86,345
Cashflow Hedge Reserve | Other Reserves
Disclosure Of Other Reserves [Line Items]
Beginning balance	9,223		(2,949)		436
Movement in cash flow hedge reserve	(24,776)		13,385		(3,527)
(Gain) Loss transferred to the cost of inventory	2,066		(1,213)		142
Ending balance	(13,487)		9,223		(2,949)
Merger Relief Reserve | Other Reserves
Disclosure Of Other Reserves [Line Items]
Beginning balance	400,822		396,014		2,161
Shares issued - acquisition of a subsidiary			4,808		393,853
Ending balance	400,822		400,822		396,014
Time Value Reserve | Other Reserves
Disclosure Of Other Reserves [Line Items]
Beginning balance	2,552
Movement in cash flow hedge reserve	(2,552)		2,552
Ending balance			2,552
Other | Other Reserves
Disclosure Of Other Reserves [Line Items]
Beginning balance	(101,493)		(101,469)
Remeasurement loss on severance plan			(24)		(58)
Transaction with non-controlling interests					(101,311)
Impairment loss on revaluation of investments					(100)
Non-controlling interest put option	(150,070)
Capital contribution from non-controlling interests	488,863
Acquisition of non-controlling interest	(11,613)
Other	(2,596)
Ending balance	(521,072)		$ (101,493)		$ (101,469)
Other | Other Reserves | Farfetch China Holdings Ltd
Disclosure Of Other Reserves [Line Items]
Non-controlling interest put option	$ (744,163)

[1]	Refer to Note 2, Significant accounting policies, for detail on the revision of prior year comparatives.